Restructuring - Summary of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restructuring Reserve [Roll Forward]
Opening provision	$ 31,474	$ 6,999
Charge during the period	39,346	76,392
Utilization	(18,820)	(51,917)
Closing provision	$ 52,000	$ 31,474